Total Equity and its Components (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Line Items]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	$ 31,705,000	$ 29,757,000	$ 31,705,000	$ 29,757,000	$ 30,993,000	$ 28,729,000
Net income	47,907,000	28,421,000	67,625,000	50,905,000
Income (Loss), Including Portion Attributable to Noncontrolling Interest			2,757,000	2,407,000
General Partnership Units Issued in Exchange for Limited Partnership Units			(443,000)	(2,516,000)
Adjustment for Noncontrolling Interest Ownership in operating partnership			(772,000)	(3,595,000)
Distributions			(2,374,000)	(2,458,000)
Total Partnership Capital [Domain]
Stockholders Equity Note [Line Items]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	780,086,000	648,795,000	780,086,000	648,795,000	725,219,000	542,135,000
Net income			67,625,000	50,905,000
Other comprehensive income - derivative instruments (cash flow hedges)			20,381,000	5,202,000
Units Issued During Period, Value, New Issues			24,969,000	120,150,000
Units Repurchased and Retired During Period, Value			(673,000)	(17,177,000)
General Partnership Units Issued in Exchange for Limited Partnership Units			0	0
Redeemable stock fair market value			(431,000)	(375,000)
Adjustment for Noncontrolling Interest Ownership in operating partnership			0	0
Amortization of unearned compensation			1,171,000	1,231,000
Distributions			(58,175,000)	(53,276,000)
Noncontrolling Interest [Member]
Stockholders Equity Note [Line Items]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	15,136,000	13,640,000	15,136,000	13,640,000	14,811,000	13,362,000
Net income			319,000	283,000
Adjustment for Noncontrolling Interest Ownership in operating partnership			6,000	5,000
General Partners' Capital Account, Class [Domain]
Stockholders Equity Note [Line Items]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	739,745,000	638,775,000	739,745,000	638,775,000	706,296,000	538,623,000
Net income			64,549,000	48,215,000
Units Issued During Period, Value, New Issues			24,969,000	120,150,000
Units Repurchased and Retired During Period, Value			(673,000)	(17,177,000)
General Partnership Units Issued in Exchange for Limited Partnership Units			(443,000)	(2,516,000)
Redeemable stock fair market value			(431,000)	(375,000)
Adjustment for Noncontrolling Interest Ownership in operating partnership			(778,000)	(3,590,000)
Amortization of unearned compensation			1,171,000	1,231,000
Distributions			(55,801,000)	(50,818,000)
Accumulated Other Comprehensive Income (Loss) [Member]
Stockholders Equity Note [Line Items]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	(6,500,000)	(33,377,000)	(6,500,000)	(33,377,000)	(26,881,000)	(38,579,000)
Other comprehensive income - derivative instruments (cash flow hedges)			$ 20,381,000	$ 5,202,000